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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
SENIOR LOANS*: 131.1%
Aerospace & Defense: 2.4%
			Delta Airlines, Inc.	Ba2	BB-
	$497,500		Term Loan, 8.750%, maturing September 27, 2013			$499,884
			Delta Airlines, Inc.	B2	B
	6,349,149		Term Loan, 3.548%, maturing April 30, 2014			5,694,393
			Forgings International, Ltd.	NR	NR
	1,500,000		Term Loan, 4.790%, maturing November 20, 2015			1,383,750
	1,500,000		Term Loan, 5.290%, maturing November 20, 2016			1,383,750
			McKechnie Aerospace DE, Inc.	B1	B+
	1,906,062		Term Loan, 2.360%, maturing May 11, 2014			1,820,289
			Transdigm, Inc.	Ba2	BB-
	3,500,000		Term Loan, 2.278%, maturing June 23, 2013			3,405,210
			Triumph Group, Inc.	Baa3	BB+
	800,000	(5)	Term Loan, maturing June 12, 2016			801,500
			United Airlines, Inc.	B3	B+
	4,046,121		Term Loan, 2.357%, maturing February 03, 2014			3,595,990
			Wesco Aircraft Hardware Corporation	Ba3	BB-
	1,373,600		Term Loan, 2.610%, maturing September 29, 2013			1,325,524
						19,910,290
Automobile: 4.2%
			Avis Budget Car Rental, LLC	Ba2	BB
	3,210,089		Term Loan, 5.750%, maturing April 19, 2014			3,171,970
			Dollar Thrifty Automotive Group, Inc.	B2	B-
	3,384,541		Term Loan, 2.854%, maturing June 15, 2014			3,350,695
			Ford Motor Company	Ba1	B-
	3,994,987		Term Loan, 3.260%, maturing December 16, 2013			3,721,163
	14,462,627		Term Loan, 3.326%, maturing December 16, 2013			13,538,045
			KAR Holdings, Inc.	Ba3	B+
	5,687,496		Term Loan, 3.110%, maturing October 18, 2013			5,431,559
			Oshkosh Truck Corporation	Ba3	BB
	1,564,138		Term Loan, 6.260%, maturing December 06, 2013			1,568,538
			Speedy 1, Ltd.	NR	NR
EUR	1,520,556	(5)	Term Loan, maturing August 31, 2013			1,711,435
			TRW Automotive, Inc.	Ba2	BB+
	$2,768,063		Term Loan, 4.139%, maturing May 30, 2015			2,747,302
						35,240,707
Beverage, Food & Tobacco: 3.4%
			ARAMARK Corporation	Ba3	BB
	1,912,730		Term Loan, 2.165%, maturing January 26, 2014			1,769,275

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
	$3,855,636		Term Loan, 2.165%, maturing January 27, 2014			$3,695,388
	632,780		Term Loan, 2.167%, maturing January 27, 2014			606,481
	6,945,247		Term Loan, 3.540%, maturing July 26, 2016			6,750,996
	456,754		Term Loan, 3.542%, maturing July 26, 2016			443,979
			Bolthouse Farms, Inc.	B1	B
	1,000,000		Term Loan, 5.500%, maturing February 11, 2016			999,063
			Bolthouse Farms, Inc.	Caa1	CCC+
	375,000		Term Loan, 9.500%, maturing August 11, 2016			375,234
			Pinnacle Foods Holding Corporation	B2	B
	7,423,092		Term Loan, 2.778%, maturing April 02, 2014			7,013,492
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,976,692		Term Loan, 3.237%, maturing December 15, 2014			4,017,642
			Van Houtte, Inc.	Ba3	BB-
	$1,290,761		Term Loan, 2.790%, maturing July 19, 2014			1,258,492
	176,013		Term Loan, 2.790%, maturing July 19, 2014			171,613
			Wm. Wrigley Jr. Company	Baa3	BBB
	694,750		Term Loan, 3.063%, maturing December 17, 2012			694,671
	624,719		Term Loan, 3.313%, maturing October 06, 2014			624,980
						28,421,306
Buildings & Real Estate: 1.7%
			Capital Automotive, L.P.	Ba3	B
	3,990,170		Term Loan, 2.780%, maturing December 14, 2012			3,692,902
			Contech Construction Products, Inc.	B1	B
	1,601,485		Term Loan, 2.340%, maturing January 31, 2013			1,445,741
			Custom Building Products, Inc.	B1	B+
	1,095,339		Term Loan, 5.750%, maturing March 19, 2015			1,091,231
			Goodman Global, Inc.	Ba3	BB
	1,922,577		Term Loan, 6.250%, maturing February 13, 2014			1,926,984
			John Maneely Company	B3	B
	2,294,885		Term Loan, 3.552%, maturing December 09, 2013			2,205,547
			KCPC Acquisition, Inc.	Ba3	CCC
	189,655		Term Loan, 2.563%, maturing May 22, 2014			165,474
	522,245		Term Loan, 2.813%, maturing May 22, 2014			455,659
			Tishman Speyer Real Estate D.C. Area Portfolio GP	NR	NR
	1,979,280	(3)	Term Loan, 15.280%, maturing April 30, 2010			2,098,037

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
	$1,500,000	(3)	Term Loan, 4.920%, maturing December 27, 2012			$1,340,625
						14,422,200
Cargo Transport: 1.1%
			Baker Tanks, Inc.	B2	B
	1,723,759		Term Loan, 4.898%, maturing May 08, 2014			1,617,101
			Ceva Group, PLC	B1	B-
	723,070		Term Loan, 3.290%, maturing November 04, 2013			638,712
	1,862,005		Term Loan, 3.345%, maturing November 04, 2013			1,655,635
	994,885		Term Loan, 3.345%, maturing January 04, 2014			884,619
			Dockwise Transport, N.V.	NR	NR
	728,331		Term Loan, 2.040%, maturing January 11, 2015			670,064
	596,861		Term Loan, 2.040%, maturing January 11, 2015			549,112
	596,861		Term Loan, 2.915%, maturing January 11, 2016			549,112
	611,954		Term Loan, 2.915%, maturing January 11, 2016			562,998
			Inmar, Inc.	B1	B
	745,328		Term Loan, 2.610%, maturing April 29, 2013			726,694
			US Shipping Partners, L.P.	NR	B-
	1,165,560		Term Loan, 9.200%, maturing November 12, 2013			980,527
						8,834,574
	Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	995,000		Term Loan, 5.750%, maturing August 07, 2015			995,746
						995,746
Chemicals, Plastics & Rubber: 6.5%
			AZ Chem US, Inc.	B1	BB-
EUR	637,115		Term Loan, 2.909%, maturing February 26, 2013			720,520
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
	$695,099		Term Loan, 4.070%, maturing January 20, 2014			684,672
	3,542,098		Term Loan, 4.084%, maturing January 20, 2014			3,524,388
			Celanese U.S. Holdings, LLC	Ba2	BB+
	3,200,000		Term Loan, 2.028%, maturing April 02, 2014			3,060,000

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
			CF Industries Holdings, Inc.	Ba1	BBB
	$500,000		Term Loan, 4.500%, maturing April 06, 2015			$501,027
			Chemtura Corporation	NR	NR
1,250,000			Term Loan, 6.000%, maturing March 22, 2011			1,256,250
			Cristal Inorganic Chemicals, Inc.	B1	B
2,575,098			Term Loan, 2.540%, maturing May 15, 2014			2,391,622
			First Chemical Holding VKFT	NR	NR
EUR	33,468	(3)	Term Loan, 2.948%, maturing September 19, 2014			34,106
EUR	37,936	(3)	Term Loan, 3.453%, maturing September 19, 2015			38,659
			GenTek Holding, LLC	B1	B+
	$332,500		Term Loan, 7.000%, maturing October 29, 2014			333,228
			Hexion Specialty Chemicals, Inc.	Ba3	B-
1,152,000			Term Loan, 2.499%, maturing May 05, 2013			1,019,520
972,500			Term Loan, 4.063%, maturing May 05, 2015			880,113
1,314,625			Term Loan, 4.063%, maturing May 05, 2015			1,219,315
2,970,872			Term Loan, 4.063%, maturing May 05, 2015			2,755,484
1,182,987			Term Loan, 4.125%, maturing May 05, 2015			1,088,348
			Huntsman International, LLC	Ba2	B+
6,053,683		(5)	Term Loan, 2.658%, maturing June 30, 2016			5,727,213
			Ineos US Finance, LLC	B2	B
334,707			Term Loan, 7.000%, maturing December 14, 2012			328,292
EUR	818,207		Term Loan, 7.501%, maturing December 16, 2013			977,494
EUR	47,527		Term Loan, 7.501%, maturing December 16, 2013			56,780
	$2,350,219		Term Loan, 7.501%, maturing December 16, 2013			2,284,119
EUR	835,532		Term Loan, 5.401%, maturing December 16, 2014			998,191
EUR	154,159		Term Loan, 5.401%, maturing December 16, 2014			184,170
	$2,685,987		Term Loan, 8.001%, maturing December 16, 2014			2,610,443
			ISP Chemco, Inc.	Ba3	BB-
3,403,750			Term Loan, 2.125%, maturing June 04, 2014			3,226,755

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
			JohnsonDiversey, Inc.	Ba2	BB-
	$1,995,000		Term Loan, 5.500%, maturing November 24, 2015			$1,997,494
			Kraton Polymers, LLC	Ba3	BB
	1,357,153		Term Loan, 2.313%, maturing May 13, 2013			1,295,232
			Lyondell Chemical Company	Ba3	BB
	750,000		Term Loan, 5.500%, maturing April 08, 2016			751,004
			Lyondell Chemical Company	B3	B
	5,269,044		Fixed Rate Note, 11.000%, maturing May 01, 2018			5,611,531
			MacDermid, Inc.	B2	B+
EUR	1,646,484		Term Loan, 2.645%, maturing April 11, 2014			1,831,667
	$1,417,665		Term Loan, 2.354%, maturing April 12, 2014			1,307,796
			Polypore, Inc.	Ba2	BB-
	3,168,061		Term Loan, 2.360%, maturing July 03, 2014			3,049,259
			Rockwood Specialties Group, Inc.	Ba2	BB-
	1,791,468		Term Loan, 6.000%, maturing May 15, 2014			1,793,894
			Solutia, Inc.	Ba3	BB-
	1,300,000		Term Loan, 4.750%, maturing March 17, 2017			1,301,895
						54,840,481
Containers, Packaging & Glass: 4.5%
			Berry Plastics Corporation	B1	B
	4,797,007		Term Loan, 2.257%, maturing April 03, 2015			4,323,970
			Bway Holding Corporation	Ba3	B+
	1,000,000	(5)	Term Loan, maturing May 19, 2017			998,958
			Graham Packaging Company, L.P.	B1	B+
	820,094		Term Loan, 2.680%, maturing October 07, 2011			809,843
	7,749,308		Term Loan, 6.750%, maturing April 05, 2014			7,786,846
			Graphic Packaging International, Inc.	Ba3	BB
	4,375,408		Term Loan, 2.300%, maturing May 16, 2014			4,156,638
			Kleopatra Lux 2, S.À. R.L	NR	NR
	2,917,598		Term Loan, 2.918%, maturing January 03, 2016			2,337,725
			OI European Group, B.V.	Baa2	BBB
EUR	647,541		Term Loan, 1.919%, maturing June 14, 2013			762,160

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass (continued)
			Pro Mach, Inc.	B1	B
	$2,310,755		Term Loan, 2.610%, maturing December 14, 2011			$2,082,452
			Reynolds Group Holdings, Ltd.	B1	BB-
	3,000,000		Term Loan, 5.750%, maturing May 05, 2016			2,990,625
	1,490,625		Term Loan, 6.250%, maturing May 05, 2016			1,492,488
		(2)	Smurfit-Stone Container Corporation	B2	D
	286,329		Revolver, 3.118%, maturing November 01, 2009			285,434
	861,231		Revolver, 2.897%, maturing November 02, 2009			858,539
	173,279		Term Loan, 4.500%, maturing November 01, 2010			172,737
	371,682		Term Loan, 2.510%, maturing November 01, 2011			365,735
	197,196		Term Loan, 2.570%, maturing November 01, 2011			196,579
	112,376		Term Loan, 2.570%, maturing November 01, 2011			112,516
			Xerium Technologies, Inc.	Ba3	BB-
	3,750,000		Term Loan, 4.500%, maturing November 25, 2014			3,768,750
			Xerium Technologies, Inc.	B3	B+
	4,445,686	(5)	Term Loan, 8.250%, maturing May 25, 2015			4,345,659
						37,847,654
Data and Internet Services: 7.0%
			Activant Solutions, Inc.	B1	B
	86,171		Term Loan, 2.813%, maturing May 01, 2013			81,647
	2,626,118		Term Loan, 2.313%, maturing May 02, 2013			2,488,247
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 3.913%, maturing July 01, 2013			1,498,977
EUR	1,268,581		Term Loan, 4.413%, maturing July 01, 2014			1,498,977
			Aspect Software, Inc.	Ba3	B+
	$1,250,000		Term Loan, 6.250%, maturing April 19, 2016			1,231,250
			Audatex North America, Inc.	Ba2	BB
	1,065,966		Term Loan, 2.063%, maturing May 16, 2014			1,031,322
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,644,008		Term Loan, 4.088%, maturing August 03, 2012			3,270,497

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
	Dealer Computer Services, Inc.	Ba3	BB-
$5,527,747	Term Loan, 5.250%, maturing April 21, 2017			$5,500,109
	First Data Corporation	B1	B+
2,994,541	Term Loan, 3.032%, maturing September 24, 2014			2,528,515
8,118,061	Term Loan, 3.032%, maturing September 24, 2014			6,859,202
3,598,219	Term Loan, 3.087%, maturing September 24, 2014			3,042,100
	Information Solutions Company	Ba2	BB+
625,000	Term Loan, 4.750%, maturing April 09, 2016			625,781
	Language Line, Inc.	Ba3	B+
1,781,250	Term Loan, 5.500%, maturing November 04, 2015			1,769,374
	Orbitz Worldwide, Inc.	B2	B+
4,159,183	Term Loan, 3.400%, maturing July 25, 2014			3,926,673
	Sabre, Inc.	B1	B
11,849,782	Term Loan, 2.348%, maturing September 30, 2014			10,666,651
	Sungard Data Systems, Inc.	Ba3	BB
248,448	Term Loan, 2.047%, maturing February 28, 2014			237,702
1,475,031	Term Loan, 6.750%, maturing February 28, 2014			1,472,572
6,722,255	Term Loan, 3.991%, maturing February 26, 2016			6,557,311
	Transaction Network Services, Inc.	Ba3	BB
2,384,615	Term Loan, 6.000%, maturing November 18, 2015			2,398,010
	Travelport, Inc.	Ba3	B
972,500	Term Loan, 2.790%, maturing August 23, 2013			925,091
598,833	Term Loan, 2.790%, maturing August 23, 2013			566,646
136,295	Term Loan, 2.790%, maturing August 23, 2013			128,969
				58,305,623
Diversified / Conglomerate Manufacturing: 2.9%
	Brand Services, Inc.	B1	B
2,633,981	Term Loan, 2.563%, maturing February 07, 2014			2,469,357
1,152,204	Term Loan, 3.795%, maturing February 07, 2014			1,093,634
	Doncasters Group, Ltd.	NR	NR
511,256	Term Loan, 4.273%, maturing April 03, 2015			446,497

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
$511,256			Term Loan, 4.773%, maturing April 04, 2016			$446,497
			Dresser, Inc.	B2	B+
4,813,677			Term Loan, 2.695%, maturing May 04, 2014			4,521,246
			Edwards (Cayman Islands II), Ltd.	B3	B
1,163,189			Term Loan, 2.354%, maturing May 31, 2014			1,056,563
			EPD, Inc.	NR	NR
302,376			Term Loan, 2.840%, maturing July 31, 2014			259,539
2,111,218			Term Loan, 2.840%, maturing July 31, 2014			1,812,128
			Ferretti S.P.A.	NR	NR
EUR	385,205	(3)	Term Loan, 3.472%, maturing January 31, 2015			211,897
EUR	385,868	(3)	Term Loan, 3.972%, maturing January 31, 2016			212,262
EUR	63,830	(3)	Term Loan, 6.472%, maturing January 31, 2017			30,993
			Manitowoc Company, Inc.	B1	BB
$1,000,000			Term Loan, 4.813%, maturing November 06, 2013			989,167
2,277,540			Term Loan, 7.500%, maturing November 06, 2014			2,271,846
			Mueller Group, Inc.	Ba3	BB-
722,247			Term Loan, 5.328%, maturing May 23, 2014			718,636
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
948,870			Term Loan, 2.625%, maturing July 19, 2013			907,061
1,000,000			Term Loan, 2.834%, maturing July 19, 2013			955,938
			Sensata Technologies, B.V.	B1	BB-
5,034,768			Term Loan, 2.078%, maturing April 26, 2013			4,742,122
			Sensus Metering Systems, Inc.	Ba2	B+
1,048,159			Term Loan, 2.297%, maturing December 17, 2010			1,029,816
						24,175,199
Diversified / Conglomerate Service: 4.0%
			Affinion Group, Inc.	Ba2	BB-
2,500,000			Term Loan, 5.000%, maturing October 10, 2016			2,396,875
			AlixPartners, LLP	Ba3	BB
2,578,769			Term Loan, 2.266%, maturing October 12, 2013			2,506,242

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
		Brickman Group Holdings, Inc.	B1	BB
$1,925,909		Term Loan, 2.290%, maturing January 23, 2014			$1,858,503
		Brock Holdings, Inc.	Caa1	B
2,527,842		Term Loan, 2.335%, maturing February 26, 2014			2,329,829
		Catalina Marketing Corporation	Ba2	BB-
4,230,673		Term Loan, 3.091%, maturing October 01, 2014			4,045,581
		Coach America Holdings, Inc.	B2	B
2,083,910		Term Loan, 3.090%, maturing April 18, 2014			1,689,703
442,989		Term Loan, 3.040%, maturing April 20, 2014			359,190
		Intergraph Corporation	B1	BB-
2,384,107		Term Loan, 4.788%, maturing May 29, 2014			2,370,201
		ISS Holding A/S	NR	NR
EUR	240,402	Term Loan, 2.646%, maturing December 31, 2013			272,150
EUR	3,032,921	Term Loan, 2.646%, maturing December 31, 2013			3,433,458
EUR	42,895	Term Loan, 2.646%, maturing December 31, 2013			48,560
EUR	227,055	Term Loan, 2.646%, maturing December 31, 2013			257,041
EUR	32,118	Term Loan, 2.646%, maturing December 31, 2013			36,359
EUR	424,609	Term Loan, 2.646%, maturing December 31, 2013			480,684
		ISTA International GmbH	NR	NR
EUR	1,622,153	Term Loan, 2.992%, maturing May 14, 2015			1,796,623
EUR	377,847	Term Loan, 3.332%, maturing May 14, 2015			418,486
		Valleycrest Companies, LLC	B2	B
$1,791,960		Term Loan, 2.300%, maturing March 12, 2014			1,711,322
		Vertafore, Inc.	B1	B
1,025,245		Term Loan, 5.500%, maturing July 31, 2014			1,004,740
		West Corporation	B1	BB-
4,146,033		Term Loan, 2.753%, maturing October 24, 2013			3,898,133
3,132,044		Term Loan, 4.253%, maturing July 15, 2016			3,001,541
					33,915,221

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

Bank Loan Ratings† (Unaudited)	Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified National Resources, Precious Metals & Minerals: 1.2%
Georgia Pacific, LLC	Ba1	BBB
$5,969,348	Term Loan, 2.282%, maturing December 21, 2012	$5,842,499
3,828,010	Term Loan, 3.528%, maturing December 23, 2014	3,816,645
9,659,144
Ecological: 0.1%
Synagro Technologies, Inc.	B3	CCC+
875,250	Term Loan, 2.340%, maturing April 02, 2014	791,007
Synagro Technologies, Inc.	Caa3	CCC-
485,000	Term Loan, 5.090%, maturing October 02, 2014	404,167
1,195,174
Electronics: 2.5%
Aeroflex, Inc.	Ba3	BB-
990,063	Term Loan, 3.688%, maturing August 15, 2014	935,610
Brocade Communications Systems, Inc.	Ba2	BBB-
775,647	Term Loan, 7.000%, maturing October 07, 2013	779,041
Decision One Corporation	NR	NR
1,808,948	Junior Notes, 15.000%, maturing November 29, 2013	1,808,948
FCI International S.A.S.	B2	NR
314,400	(5)	Term Loan, maturing September 30, 2012	292,392
343,834	(5)	Term Loan, maturing September 30, 2012	321,485
Freescale Semiconductor, Inc.	B2	B
1,795,011	Revolver, 2.272%, maturing November 10, 2012	1,649,166
5,346,114	Term Loan, 4.528%, maturing December 01, 2016	4,729,403
Infor Enterprise Solutions Holdings, Inc.	B1	B+
486,250	Term Loan, 5.110%, maturing July 28, 2015	452,212
EUR	725,625	Term Loan, 5.395%, maturing July 28, 2015	831,766
$951,178	Term Loan, 6.110%, maturing July 28, 2015	922,643
1,823,091	Term Loan, 6.110%, maturing July 28, 2015	1,713,706
Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000	Term Loan, 6.676%, maturing March 02, 2014	473,261
Intersil Corporation	Ba2	BB+
$500,000	Term Loan, 4.752%, maturing April 27, 2016	499,875

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics (continued)
		Kronos, Inc.	Ba3	B+
$3,114,686		Term Loan, 2.290%, maturing June 11, 2014			$2,939,485
		Redprairie Corporation	B2	B+
1,000,000		Term Loan, 6.000%, maturing March 24, 2016			998,750
		Spansion, LLC	NR	BB-
1,875,000		Term Loan, 7.500%, maturing January 08, 2015			1,859,766
					21,207,509
Finance: 2.2%
		LPL Holdings, Inc.	Ba3	B+
1,755,443		Term Loan, 2.040%, maturing June 28, 2013			1,685,775
5,525,635		Term Loan, 4.250%, maturing June 25, 2015			5,346,051
2,000,000		Term Loan, 5.250%, maturing June 28, 2017			1,985,000
		MSCI, Inc.	Ba2	BB+
5,500,000	(5)	Term Loan, maturing April 20, 2016			5,506,876
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.325%, maturing November 13, 2014			4,170,867
					18,694,569
Gaming: 3.9%
		Cannery Casino Resorts, LLC	B3	B
482,982		Term Loan, 4.591%, maturing May 18, 2013			436,193
399,351		Term Loan, 4.541%, maturing May 20, 2013			360,664
	(2)	Fontainebleau Las Vegas, LLC	NR	NR
535,170	(3)	Term Loan, 6.000%, maturing June 06, 2014			127,549
1,070,339	(3)	Term Loan, 6.000%, maturing June 06, 2014			255,097
		Golden Nugget, Inc.	Caa3	CC
2,144,035	(5)	Term Loan, 3.360%, maturing June 30, 2014			1,711,476
1,220,505	(5)	Term Loan, 3.365%, maturing June 30, 2014			974,268
	(2)	Green Valley Ranch Gaming, LLC	C	NR
750,000	(3)	Term Loan, 3.507%, maturing August 16, 2014			51,563
		Harrahs Operating Company, Inc.	Caa1	B
4,189,968		Term Loan, 3.316%, maturing January 28, 2015			3,508,227
2,415,817		Term Loan, 3.316%, maturing January 28, 2015			2,028,533

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
$2,249,697		Term Loan, 3.316%, maturing January 28, 2015			$1,888,540
1,551,667		Term Loan, 9.500%, maturing October 31, 2016			1,559,641
		Isle of Capri Casinos, Inc.	B1	B+
844,597		Term Loan, 5.000%, maturing November 25, 2013			810,285
1,195,678		Term Loan, 5.000%, maturing November 25, 2013			1,147,104
2,989,195		Term Loan, 5.000%, maturing November 25, 2013			2,867,758
		Las Vegas Sands, LLC	B3	B-
1,572,000		Term Loan, 2.050%, maturing May 23, 2014			1,401,606
6,224,000		Term Loan, 2.050%, maturing May 23, 2014			5,549,362
	(2)	New World Gaming Partners, Ltd.	Caa3	D
3,063,903	(3)(5)	Term Loan, 4.786%, maturing September 30, 2014			2,915,814
620,577	(3)(5)	Term Loan, 6.776%, maturing September 30, 2014			590,582
		Seminole Tribe of Florida	Baa3	BBB
16,401		Term Loan, 1.813%, maturing March 05, 2014			15,827
		VML US Finance, LLC	B3	B-
873,736		Term Loan, 4.800%, maturing May 25, 2012			845,964
2,137,161		Term Loan, 4.800%, maturing May 27, 2013			2,071,043
1,607,309		Term Loan, 4.800%, maturing May 27, 2013			1,556,219
					32,673,315
Healthcare, Education and Childcare: 17.7%
		AGA Medical Corporation	B2	BB-
1,632,209		Term Loan, 2.379%, maturing April 26, 2013			1,497,552
		Bausch & Lomb, Inc.	B1	BB-
382,928		Term Loan, 3.540%, maturing April 24, 2015			364,808
1,578,947		Term Loan, 3.540%, maturing April 24, 2015			1,504,230
		Biomet, Inc.	B1	BB-
5,949,161		Term Loan, 3.287%, maturing March 25, 2015			5,798,945
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
461,622		Term Loan, 7.500%, maturing May 28, 2015			461,746
		Catalent Pharma Solutions, Inc.	Ba3	BB-
6,396,889		Term Loan, 2.595%, maturing April 10, 2014			5,897,132

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description		Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		CHG Medical Staffing, Inc.		Ba3	B+
	$400,000	Term Loan, 2.790%, maturing December 30, 2013				$387,000
1,804,500		Term Loan, 2.820%, maturing December 30, 2013				1,745,854
		CHS/Community Health Systems, Inc.	.	Ba3	BB
37,580,334		Term Loan, 2.787%, maturing July 25, 2014				35,222,166
1,922,625		Term Loan, 2.788%, maturing July 25, 2014				1,801,980
		Concentra Operating Corporation		Ba3	B+
1,893,055		Term Loan, 2.550%, maturing June 25, 2014				1,795,246
		CRC Health Corporation		B1	B+
902,331		Term Loan, 2.540%, maturing February 06, 2013				843,679
944,252		Term Loan, 2.540%, maturing February 06, 2013				882,876
		Education Management Corporation		B1	BB
4,103,389		Term Loan, 2.063%, maturing June 03, 2013				3,888,815
		Emdeon Business Services, LLC		Ba3	BB
2,266,432		Term Loan, 2.300%, maturing November 16, 2013				2,194,190
		EMSC, L.P.		Baa3	BB+
2,000,000		Term Loan, 3.297%, maturing April 08, 2015				1,998,750
		Gambro Holding AB		NR	NR
1,670,984		Term Loan, 2.960%, maturing June 05, 2014				1,541,483
SEK	2,111,070	Term Loan, 3.053%, maturing June 05, 2014				247,964
SEK	2,146,343	Term Loan, 3.053%, maturing June 05, 2014				252,107
	$1,670,984	Term Loan, 3.460%, maturing June 05, 2015				1,541,483
SEK	2,146,343	Term Loan, 3.553%, maturing June 05, 2015				252,107
SEK	2,111,070	Term Loan, 3.553%, maturing June 05, 2015				247,964
		Harlan Sprague Dawley, Inc.		B3	BB-
	$2,446,875	Term Loan, 3.850%, maturing July 11, 2014				2,264,380
		Harrington Holdings, Inc.		B1	BB-
2,392,667		Term Loan, 2.604%, maturing December 28, 2013				2,282,006
		HCA, Inc.		Ba3	BB
5,009,376		Term Loan, 2.540%, maturing November 18, 2013				4,746,038
12,013,480		Term Loan, 3.540%, maturing March 31, 2017				11,647,439

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Health Management Associates, Inc.	B1	BB-
	$3,599,669	Term Loan, 2.040%, maturing February 28, 2014			$3,390,438
		Iasis Healthcare, LLC	Ba2	B+
339,445		Term Loan, 2.351%, maturing March 14, 2014			321,709
1,250,641		Term Loan, 2.354%, maturing March 14, 2014			1,185,295
3,613,642		Term Loan, 2.354%, maturing March 14, 2014			3,424,829
		IM US Holdings, LLC	Ba2	BB
4,391,482		Term Loan, 2.284%, maturing June 26, 2014			4,166,418
		IM US Holdings, LLC	B2	B-
1,000,000		Term Loan, 4.604%, maturing June 26, 2015			972,500
		IMS Health, Inc.	Ba3	BB
EUR	989,818	Term Loan, 5.500%, maturing January 31, 2016			1,210,651
	$1,980,480	Term Loan, 5.250%, maturing February 26, 2016			1,970,166
		Molnlycke Health Care Group	NR	NR
EUR	200,000	Term Loan, 2.433%, maturing March 30, 2015			228,904
GBP	250,000	Term Loan, 2.573%, maturing March 31, 2015			332,178
EUR	181,943	Term Loan, 2.683%, maturing March 30, 2016			208,238
GBP	221,746	Term Loan, 2.823%, maturing March 31, 2016			294,637
		Multiplan, Inc.	B1	B+
	$1,049,449	Term Loan, 3.625%, maturing April 12, 2013			1,005,722
		National Mentor, Inc.	Ba3	B+
126,588		Term Loan, 2.300%, maturing June 29, 2013			115,406
3,054,906		Term Loan, 2.300%, maturing June 29, 2013			2,785,057
		Nyco Holdings 3 ApS	NR	NR
EUR	85,383	Term Loan, 2.885%, maturing December 29, 2014			93,674
EUR	1,383,872	Term Loan, 2.885%, maturing December 29, 2014			1,518,255
EUR	54,390	Term Loan, 2.885%, maturing December 29, 2014			59,671
EUR	384,581	Term Loan, 2.885%, maturing December 29, 2014			421,926
EUR	530,239	Term Loan, 2.885%, maturing December 29, 2014			581,728

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
EUR	530,239		Term Loan, 3.635%, maturing December 29, 2015			$581,728
EUR	1,383,872		Term Loan, 3.635%, maturing December 29, 2015			1,518,255
EUR	85,383		Term Loan, 3.635%, maturing December 29, 2015			93,674
EUR	54,390		Term Loan, 3.635%, maturing December 29, 2015			59,671
EUR	384,581		Term Loan, 3.635%, maturing December 29, 2015			421,926
			Orthofix Holdings, Inc.	B1	BB+
	$1,379,242		Term Loan, 6.750%, maturing September 22, 2013			1,371,197
			Quintiles Transnational Corporation	Ba2	BB
2,900,612			Term Loan, 2.300%, maturing March 31, 2013			2,807,552
			Renal Advantage, Inc.	B1	B+
6,295,776		(5)	Term Loan, 2.764%, maturing October 05, 2012			6,264,297
			Rural/Metro Operating Company, LLC	Ba3	BB
748,125			Term Loan, 7.000%, maturing December 09, 2014			751,866
			Skilled Healthcare Group, Inc.	Ba3	BB-
104,167			Term Loan, 5.250%, maturing April 08, 2016			103,646
1,145,833			Term Loan, 5.250%, maturing April 08, 2016			1,140,104
			Sterigenics International, Inc.	B3	B+
1,759,245			Term Loan, 2.627%, maturing November 21, 2013			1,658,088
			Sun Healthcare Group, Inc.	Ba2	B+
217,241			Term Loan, 2.290%, maturing April 21, 2014			208,226
871,818			Term Loan, 2.374%, maturing April 21, 2014			835,637
			Surgical Care Affiliates, LLC	Ba3	B
2,917,500			Term Loan, 2.290%, maturing December 29, 2014			2,720,569
			Team Health, Inc.	B1	BB
1,995,468			Term Loan, 2.431%, maturing November 23, 2012			1,908,998
			United Surgical Partners International, Inc.	Ba3	B
EUR	1,627,097		Term Loan, 2.336%, maturing April 19, 2014			1,528,116
307,399			Term Loan, 2.350%, maturing April 21, 2014			288,699
			Vanguard Health Holdings Company II, LLC	Ba2	B+
2,250,000			Term Loan, 5.000%, maturing January 29, 2016			2,230,313

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			VWR International, Inc.	B1	B+
EUR	2,450,636		Term Loan, 2.926%, maturing June 29, 2014			$2,756,387
	$1,470,382		Term Loan, 2.854%, maturing June 30, 2014			1,373,582
			Warner Chilcott Company, LLC	B1	BB+
1,139,684			Term Loan, 5.500%, maturing October 30, 2014			1,140,462
524,547			Term Loan, 5.750%, maturing April 30, 2015			524,793
873,466			Term Loan, 5.750%, maturing April 30, 2015			873,875
						148,757,003
Home & Office Furnishings: 1.0%
			Global Garden Products Italy S.P.A.	NR	NR
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2016			806,494
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2017			806,494
			Hilding Anders	NR	NR
SEK	25,364,613	(5)	Term Loan, 3.750%, maturing March 31, 2015			2,540,618
EUR	324,872		Term Loan, 3.885%, maturing April 25, 2015			317,197
			National Bedding Company	B1	BB-
	$2,144,222		Term Loan, 2.313%, maturing February 28, 2013			2,066,494
			Springs Window Fashions, LLC	B2	B+
2,175,115			Term Loan, 3.063%, maturing December 31, 2012			2,088,111
						8,625,408
Insurance: 2.2%
			AmWINS Group, Inc.	B2	B-
1,898,650			Term Loan, 2.930%, maturing June 08, 2013			1,757,438
			Applied Systems, Inc.	B1	B-
1,190,009			Term Loan, 2.854%, maturing September 26, 2013			1,109,684
			C.G. JCF Corporation	B2	B
2,144,559			Term Loan, 3.360%, maturing August 01, 2014			2,030,630
			Conseco, Inc.	B2	B-
2,283,764			Term Loan, 7.500%, maturing October 10, 2013			2,211,444
			Crawford & Company International, Inc.	B1	BB-
1,746,349			Term Loan, 5.250%, maturing October 30, 2013			1,717,971
			HMSC Corporation	B3	B-
2,486,845			Term Loan, 2.588%, maturing April 03, 2014			1,983,259

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Insurance (continued)
		Hub International, Ltd.	B2	B
$447,553		Term Loan, 2.790%, maturing June 13, 2014			$407,832
1,991,093		Term Loan, 2.790%, maturing June 13, 2014			1,814,383
995,000		Term Loan, 6.750%, maturing June 13, 2014			973,856
		Sedgwick Holdings, Inc.	B1	B+
1,400,000	(5)	Term Loan, maturing May 13, 2016			1,396,500
		USI Holdings Corporation	B2	B-
597,000		Term Loan, 7.000%, maturing April 15, 2014			581,080
2,242,905		Term Loan, 3.050%, maturing May 05, 2014			2,057,865
					18,041,942
Leisure, Amusement, Entertainment: 3.6%
		24 Hour Fitness Worldwide, Inc.	Ba2	B+
2,250,000		Term Loan, 6.750%, maturing December 30, 2015			2,157,188
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.447%, maturing December 31, 2013			1,094,741
824,903		Term Loan, 2.447%, maturing December 31, 2013			739,467
		AMF Bowling Worldwide, Inc.	B1	B
2,889,423		Term Loan, 2.797%, maturing June 08, 2013			2,501,157
		Cedar Fair, L.P.	Ba3	BB-
3,150,836		Term Loan, 4.354%, maturing August 30, 2014			3,139,020
		HIT Entertainment, Inc.	B1	CCC+
1,940,892		Term Loan, 5.597%, maturing June 01, 2012			1,801,391
		Live Nation Entertainment, Inc.	Ba2	BB-
1,000,000		Term Loan, 4.500%, maturing November 07, 2016			998,750
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
15,743,161	(3)	Term Loan, 20.500%, maturing April 09, 2012			6,994,780
5,691,110	(3)	Term Loan, 20.500%, maturing April 09, 2012			2,528,594
		NEP II, Inc.	B1	B
4,205,581		Term Loan, 2.353%, maturing February 16, 2014			3,974,274
		Regal Cinemas Corporation	Ba3	BB-
1,320,528		Term Loan, 3.790%, maturing October 28, 2013			1,314,983
1,650,000		Term Loan, 3.790%, maturing November 18, 2016			1,642,781

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
			TWCC Holding Corporation	Ba2	BB
	$1,984,297	(5)	Term Loan, 5.000%, maturing September 14, 2015			$1,985,785
						30,872,911
Lodging: 1.7%
			Audio Visual Services Corporation	NR	NR
975,000			Term Loan, 2.550%, maturing February 28, 2014			748,313
			HDC Mezz 1 Partners, L.P.	B1	B+
16,400,000		(X)	Term Loan, 2.005%, maturing January 15, 2011			13,776,000
						14,524,313
Machinery: 0.8%
			Bucyrus International, Inc.	Ba2	BB
3,000,000			Term Loan, 4.500%, maturing February 19, 2016			2,995,626
			Kion Group GmbH	NR	NR
503,755			Term Loan, 2.523%, maturing December 23, 2014			412,239
EUR	1,248,212		Term Loan, 4.158%, maturing December 23, 2014			1,255,622
	$503,755		Term Loan, 2.773%, maturing December 23, 2015			412,239
EUR	1,154,438		Term Loan, 4.408%, maturing December 23, 2015			1,161,291
			NACCO Materials Handling Group, Inc.	NR	NR
	$994,832		Term Loan, 2.481%, maturing March 22, 2013			875,452
						7,112,469
Mining, Steel, Iron & Nonprecious Metals: 1.1%
			Noranda Aluminum Acquisition Corporation	Ba3	B
1,617,464			Term Loan, 2.538%, maturing May 18, 2014			1,550,069
			Novelis Corporation	Ba3	BB-
2,213,061			Term Loan, 2.360%, maturing July 06, 2014			2,090,420
2,674,505			Term Loan, 2.428%, maturing July 06, 2014			2,526,292
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB+
3,395,680			Term Loan, 2.290%, maturing May 08, 2014			3,278,954
						9,445,735
Non-North American Cable: 2.6%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032		Term Loan, 3.426%, maturing September 15, 2014			270,985
EUR	306,668		Term Loan, 3.426%, maturing September 15, 2014			366,040
EUR	266,300		Term Loan, 3.426%, maturing September 15, 2014			317,857

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Non-North American Cable (continued)
EUR	66,352	Term Loan, 3.926%, maturing September 14, 2015			$79,197
EUR	733,648	Term Loan, 3.926%, maturing September 14, 2015			875,684
		Numericable / YPSO France SAS	NR	NR
EUR	664,277	Term Loan, 4.158%, maturing June 16, 2014			643,918
EUR	256,356	Term Loan, 4.158%, maturing June 16, 2014			248,499
EUR	418,265	Term Loan, 4.158%, maturing June 16, 2014			405,446
EUR	232,592	Term Loan, 4.658%, maturing December 31, 2015			226,229
EUR	436,857	Term Loan, 4.658%, maturing December 31, 2015			424,907
		UPC Broadband Holding, B.V.	Ba3	B+
	$1,944,864	Term Loan, 2.180%, maturing December 31, 2014			1,873,551
1,055,136		Term Loan, 3.930%, maturing December 30, 2016			1,023,702
EUR	4,268,168	Term Loan, 4.163%, maturing December 31, 2016			4,844,129
EUR	3,078,704	Term Loan, 4.995%, maturing December 31, 2017			3,526,342
		Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000	Term Loan, 4.408%, maturing December 31, 2015			7,065,945
					22,192,431
North American Cable: 11.9%
		Atlantic Broadband Finance, LLC	B1	BB-
	$68,961	Term Loan, 2.550%, maturing September 01, 2011			68,030
1,854,393		Term Loan, 6.750%, maturing May 31, 2013			1,838,941
		Block Communications, Inc.	Ba1	BB
957,500		Term Loan, 2.290%, maturing December 22, 2011			902,444
		Bresnan Communications, LLC	B1	BB-
1,237,500		Term Loan, 2.314%, maturing June 30, 2013			1,205,403
2,722,500		Term Loan, 2.367%, maturing March 29, 2014			2,651,887
		Cequel Communications, LLC	Ba3	BB-
27,948,418		Term Loan, 2.292%, maturing November 05, 2013			26,760,609
		Charter Communications Operating, LLC	Ba2	BB+
1,715,197		Term Loan, 2.300%, maturing March 06, 2014			1,592,036
13,923,278		Term Loan, 3.550%, maturing September 06, 2016			13,008,324

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable (continued)
	CSC Holdings, Inc.	Baa3	BBB-
$19,776,056	Term Loan, 2.087%, maturing March 29, 2016			$19,472,354
	Insight Midwest Holdings, LLC	B1	B+
9,002,500	Term Loan, 2.035%, maturing April 07, 2014			8,549,161
	Knology, Inc.	B1	B
1,881,055	Term Loan, 3.792%, maturing June 30, 2014			1,858,326
	Mediacom Broadband, LLC	Ba3	BB-
8,128,950	Term Loan, 2.080%, maturing January 31, 2015			7,566,752
	Mediacom LLC Group	Ba3	BB-
3,582,000	Term Loan, 5.500%, maturing March 31, 2017			3,554,240
4,000,000	Term Loan, 4.500%, maturing October 23, 2017			3,928,332
	San Juan Cable, LLC	B1	BB-
1,677,495	Term Loan, 2.050%, maturing October 31, 2012			1,588,029
	WideOpenWest Finance, LLC	B1	B-
5,702,357	Term Loan, 2.808%, maturing June 18, 2014			5,284,660
				99,829,528
Oil & Gas: 1.6%
	Alon USA Energy, Inc.	B1	BB-
213,889	Term Loan, 2.604%, maturing June 22, 2013			167,903
1,711,111	Term Loan, 2.696%, maturing June 22, 2013			1,343,222
	CGGVeritas Services, Inc.	Ba1	BB
1,982,279	Term Loan, 3.534%, maturing January 12, 2014			1,966,173
	Hercules Offshore, LLC	B2	B
2,165,959	Term Loan, 6.000%, maturing July 11, 2013			2,044,124
	MEG Energy Corporation	B2	BB+
4,446,871	Term Loan, 6.000%, maturing April 03, 2016			4,402,402
	SG Resources Mississippi, LLC	B1	BB
2,456,250	Term Loan, 2.229%, maturing April 02, 2014			2,327,297
	Targa Resources, Inc.	B1	B+
481,322	Term Loan, 6.000%, maturing July 05, 2016			482,585
	Vulcan Energy Corporation	Ba2	BB
746,250	Term Loan, 5.500%, maturing September 29, 2015			753,713
				13,487,419
Other Broadcasting and Entertainment: 1.0%
	Nielsen Finance, LLC	Ba3	B+
2,921,139	Term Loan, 2.297%, maturing August 09, 2013			2,733,456
5,956,391	Term Loan, 4.047%, maturing May 02, 2016			5,760,324
				8,493,780
Other Telecommunications: 2.0%
	Asurion Corporation	B1	B
5,223,750	Term Loan, 3.331%, maturing July 03, 2014			5,029,724

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications (continued)
			BCM Ireland Holdings, Ltd.	B1	B+
EUR	1,679,980		Term Loan, 2.301%, maturing September 30, 2014			$1,750,923
EUR	1,680,261		Term Loan, 2.551%, maturing September 30, 2015			1,751,216
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.860%, maturing December 31, 2014			941,250
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	1,890,802		Term Loan, 4.750%, maturing June 01, 2014			1,619,788
			Kentucky Data Link, Inc.	B1	B-
	2,507,387		Term Loan, 2.604%, maturing February 26, 2014			2,388,286
			U.S. Telepacific Corporation	B1	CCC+
	3,100,000		Term Loan, 9.250%, maturing August 17, 2015			3,106,783
						16,587,970
Personal & Nondurable Consumer Products: 2.5%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	2,000,000		Term Loan, 5.000%, maturing May 05, 2016			1,990,834
			Bushnell, Inc.	B2	B-
	1,690,355		Term Loan, 4.501%, maturing August 24, 2013			1,601,612
			Fender Musical Instruments Corporation	B2	B
	2,003,339		Term Loan, 2.550%, maturing June 09, 2014			1,779,632
	1,011,970		Term Loan, 2.610%, maturing June 09, 2014			898,966
			Hillman Group, Inc.	Ba3	B+
	900,000	(5)	Term Loan, maturing May 27, 2016			897,750
			Huish Detergents, Inc.	Ba2	BB
	1,640,940		Term Loan, 2.110%, maturing April 26, 2014			1,572,020
			Information Resources, Inc.	Ba3	B
	267,982		Term Loan, 3.485%, maturing May 16, 2014			260,613
			Jarden Corporation	Ba1	BB+
	1,355,723		Term Loan, 2.040%, maturing January 24, 2012			1,339,020
	162,031		Term Loan, 2.040%, maturing January 24, 2012			159,561
	3,640,679		Term Loan, 3.540%, maturing January 26, 2015			3,615,973
			KIK Custom Products, Inc.	B3	CCC+
	289,734		Term Loan, 2.570%, maturing June 02, 2014			245,404
	1,690,113		Term Loan, 2.570%, maturing June 02, 2014			1,431,526
			Spectrum Brands, Inc.	B3	B-
	2,763,952		Term Loan, 8.000%, maturing June 29, 2012			2,759,114
	142,368		Term Loan, 8.000%, maturing June 29, 2012			142,119

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Yankee Candle Company, Inc.	Ba3	BB-
$2,087,261		Term Loan, 2.360%, maturing February 06, 2014			$2,008,751
					20,702,895
Personal, Food & Miscellaneous: 1.9%
		Acosta, Inc.	B1	B
4,725,015		Term Loan, 2.610%, maturing July 28, 2013			4,583,265
		Culligan International Company	B3	B-
968,726		Term Loan, 2.610%, maturing November 24, 2012			798,594
		Dennys, Inc.	Ba2	BB
450,000		Term Loan, 2.240%, maturing March 31, 2012			446,625
370,000		Term Loan, 2.376%, maturing March 31, 2012			367,225
		N.E.W. Customer Services Companies, Inc.	Ba3	B+
2,750,000		Term Loan, 6.000%, maturing March 05, 2016			2,717,344
		OSI Restaurant Partners, Inc.	B3	B+
505,264		Term Loan, 2.548%, maturing June 14, 2013			440,053
5,337,583		Term Loan, 2.625%, maturing June 14, 2014			4,648,703
		Seminole Hard Rock Entertainment, Inc.	B1	BB
750,000		Term Loan, 2.751%, maturing March 15, 2014			641,250
		Wendys/Arbys Restaurants, LLC	Ba2	BB
1,500,000	(5)	Term Loan, maturing May 24, 2017			1,500,626
					16,143,685
Printing & Publishing: 9.5%
		American Achievement Corporation	B1	B+
155,409		Term Loan, 6.260%, maturing March 25, 2011			147,639
		Black Press, Ltd.	B1	B-
1,394,142	(5)	Term Loan, 2.538%, maturing August 02, 2013			1,219,875
846,443	(5)	Term Loan, 2.538%, maturing August 02, 2013			740,638
		Caribe Information Investments, Inc.	B2	CCC+
1,836,411		Term Loan, 2.582%, maturing March 31, 2013			1,386,491
		Cengage Learning, Inc.	B2	B+
277,778		Revolver, 0.572%, maturing July 05, 2013			225,000
7,011,936		Term Loan, 2.790%, maturing July 03, 2014			6,096,002
		Cenveo Corporation	Ba2	BB
15,718		Term Loan, 4.771%, maturing June 21, 2013			15,627
972,547		Term Loan, 4.771%, maturing June 21, 2013			966,955
		Dex Media East, LLC	B1	B+
4,302,583		Term Loan, 2.919%, maturing October 24, 2014			3,645,096

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Dex Media West, LLC	Ba3	B+
	$4,616,998		Term Loan, 7.500%, maturing October 24, 2014			$4,261,489
			Flint Group Holdings S.A.R.L.	NR	NR
841,151			Term Loan, 2.588%, maturing December 31, 2014			770,179
353,279			Term Loan, 2.588%, maturing December 31, 2014			323,471
2,333,333			Term Loan, 2.588%, maturing May 29, 2015			2,136,458
EUR	666,667		Term Loan, 2.906%, maturing May 29, 2015			753,940
	$1,277,104		Term Loan, 2.588%, maturing December 31, 2015			1,169,349
			FM Mergerco, Inc.	B1	B
1,837,776		(3)	Term Loan, 8.750%, maturing June 12, 2012			1,421,213
			Hanley Wood, LLC	Caa1	CCC
2,667,925			Term Loan, 2.730%, maturing March 08, 2014			1,494,038
			Intermedia Outdoor, Inc.	NR	NR
1,582,388			Term Loan, 3.290%, maturing January 31, 2013			1,280,746
			Lamar Media Corporation	Baa3	BB
2,000,000			Term Loan, 4.250%, maturing December 30, 2016			2,003,750
			Mediannuaire Holding	NR	NR
EUR	1,561,344		Term Loan, 2.900%, maturing October 10, 2014			1,459,722
EUR	1,561,189		Term Loan, 3.400%, maturing October 09, 2015			1,459,577
			Merrill Communications, LLC	B2	CCC+
	$3,761,595		Term Loan, 8.500%, maturing December 24, 2012			3,550,005
			Nelson Canada, Ltd.	B1	B
2,900,000			Term Loan, 2.790%, maturing July 05, 2014			2,668,000
			PagesJaunes Groupe S.A.	NR	NR
EUR	800,000		Term Loan, 2.400%, maturing November 22, 2013			868,097
			PBL Media Finance Pty, Ltd.	B1	NR
AUD	24,331,191		Term Loan, 7.133%, maturing February 05, 2013			18,050,809
			Penton Media, Inc.	NR	CCC+
	$1,650,358		Term Loan, 5.000%, maturing August 01, 2014			1,210,950
			R.H. Donnelley Corporation	B1	B
4,168,891			Term Loan, 9.250%, maturing October 24, 2014			3,934,391
			Source Media, Inc.	B2	B
2,709,189			Term Loan, 5.300%, maturing November 08, 2011			2,655,005

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Springer Science + Business Media S.A.	B1	B+
	$2,000,000		Term Loan, 6.751%, maturing June 17, 2016			$2,001,250
			SuperMedia, Inc.	B3	B-
8,442,730			Term Loan, 11.000%, maturing December 31, 2015			7,200,441
		(2)	Tribune Company	NR	NR
1,491,225		(3)	Term Loan, 5.250%, maturing June 04, 2014			920,831
			Valassis Communications, Inc.	Ba1	BB+
983,587			Term Loan, 2.250%, maturing March 02, 2014			956,293
1,003,211			Term Loan, 2.250%, maturing March 02, 2014			975,372
			Yell Group, PLC	NR	NR
1,690,294			Term Loan, 4.104%, maturing July 31, 2014			1,250,818
						79,219,517
Radio and TV Broadcasting: 5.4%
		(2)	Citadel Broadcasting Corporation	NR	D
4,796,148			Term Loan, 2.110%, maturing June 12, 2014			4,684,240
			CMP KC, LLC	NR	NR
1,338,663		(3)	Term Loan, 3.540%, maturing May 03, 2011			113,786
			CMP Susquehanna Corporation	Caa3	B-
3,547,176			Term Loan, 2.375%, maturing May 05, 2013			3,023,081
			Cumulus Media, Inc.	Caa1	B-
4,653,488			Term Loan, 4.341%, maturing June 11, 2014			4,339,378
			CW Media Holdings, Inc.	B3	BB+
2,542,034			Term Loan, 3.290%, maturing February 16, 2015			2,448,825
			FoxCo Acquisition, LLC	B2	B
1,087,729			Term Loan, 7.500%, maturing July 14, 2015			1,064,615
			Local TV Finance, LLC	B3	B-
2,816,823			Term Loan, 2.300%, maturing May 07, 2013			2,563,309
			Nexstar Broadcasting, Inc.	Ba3	B+
585,000			Term Loan, 5.000%, maturing September 30, 2016			584,269
915,000			Term Loan, 5.003%, maturing September 30, 2016			913,856
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.442%, maturing July 02, 2014			69,807
EUR	1,186,386		Term Loan, 2.442%, maturing July 02, 2014			1,286,279
EUR	220,233		Term Loan, 2.442%, maturing March 02, 2015			238,776
EUR	35,934		Term Loan, 2.567%, maturing July 03, 2015			39,451
EUR	798,662		Term Loan, 2.567%, maturing July 03, 2015			876,831
			Regent Broadcasting, LLC	NR	NR
	$1,459,528	(3)	Term Loan, 6.250%, maturing April 27, 2014			1,430,337
			Sinclair Television Group, Inc.	Ba2	BB-
1,293,939			Term Loan, 6.750%, maturing October 29, 2015			1,299,585
			Spanish Broadcasting System, Inc.	Caa3	CCC+
1,964,568			Term Loan, 2.050%, maturing June 11, 2012			1,836,871

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting (continued)
			Univision Communications, Inc.	B2	B-
	$20,999,786		Term Loan, 2.540%, maturing September 29, 2014			$18,102,465
						44,915,761
Retail Stores: 8.1%
			Amscan Holdings, Inc.	B1	B
1,529,009			Term Loan, 2.534%, maturing May 25, 2013			1,460,204
			CBR Fashion GmbH	NR	NR
EUR	500,000		Term Loan, 2.551%, maturing April 20, 2015			574,674
EUR	446,470		Term Loan, 2.801%, maturing April 19, 2016			513,150
			Claires Stores, Inc.	Caa2	B-
	$4,455,871		Term Loan, 3.040%, maturing May 29, 2014			3,763,821
			Dollar General Corporation	Ba3	BB
7,256,413			Term Loan, 3.095%, maturing July 07, 2014			7,006,960
			Dollarama Group, L.P.	Ba1	BB-
2,193,381			Term Loan, 2.023%, maturing November 18, 2011			2,164,136
			General Nutrition Centers, Inc.	B1	B
2,458,318			Term Loan, 2.567%, maturing September 16, 2013			2,353,839
			Guitar Center, Inc.	B3	B-
4,782,785			Term Loan, 3.850%, maturing October 09, 2014			4,283,581
			Harbor Freight Tools USA, Inc.	B1	B+
3,334,029			Term Loan, 5.000%, maturing February 23, 2016			3,324,304
			Michaels Stores, Inc.	B3	B
1,842,617			Term Loan, 2.693%, maturing October 31, 2013			1,684,021
2,479,746			Term Loan, 4.943%, maturing July 31, 2016			2,368,544
			Missouri Bidco, Ltd.	Ba1	BB
GBP	666,666		Term Loan, 5.570%, maturing August 31, 2016			964,932
			Neiman Marcus Group, Inc.	B3	BB-
	$7,180,013		Term Loan, 2.254%, maturing April 05, 2013			6,587,662
			Petco Animal Supplies, Inc.	B1	B+
4,958,437			Term Loan, 2.564%, maturing October 25, 2013			4,784,892
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.599%, maturing January 24, 2017			3,625,285
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,350,000	(5)	Term Loan, maturing April 29, 2016			1,352,651
			Rite Aid Corporation	B3	B+
5,871,739			Term Loan, 2.083%, maturing June 04, 2014			5,218,508
1,381,565			Term Loan, 6.000%, maturing June 04, 2014			1,328,029
1,493,003			Term Loan, 9.500%, maturing June 10, 2015			1,523,330
500,000			Term Loan, 9.500%, maturing June 10, 2015			510,157

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		Sally Holding, LLC	B1	BB+
	$2,335,454	Term Loan, 2.600%, maturing November 15, 2013			$2,255,381
		Savers, Inc.	Ba3	B+
1,500,000		Term Loan, 5.750%, maturing March 11, 2016			1,492,500
		Toys “R” Us, Inc.	B1	BB-
4,368,159		Term Loan, 4.595%, maturing July 19, 2012			4,327,754
		Vivarte S.A.S.	NR	NR
EUR	1,924,280	Term Loan, 2.419%, maturing March 09, 2015			2,005,539
EUR	1,924,280	Term Loan, 2.919%, maturing March 08, 2016			2,005,539
					67,479,393
Satellite: 0.5%
		Intelsat Corporation	B1	BB-
	$1,366,339	Term Loan, 2.792%, maturing January 03, 2014			1,307,510
1,366,339		Term Loan, 2.792%, maturing January 03, 2014			1,307,510
1,366,758		Term Loan, 2.792%, maturing January 03, 2014			1,307,911
					3,922,931
Telecommunications Equipment: 1.4%
		CommScope, Inc.	Ba2	BB
696,307		Term Loan, 2.794%, maturing December 26, 2014			677,159
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.569%, maturing March 10, 2014			5,329,231
		Sorenson Communications, Inc.	Ba2	CCC+
	$2,436,775	Term Loan, 6.000%, maturing August 16, 2013			2,199,798
		TDF S.A.	NR	NR
EUR	1,500,000	Term Loan, 2.426%, maturing January 30, 2015			1,557,614
EUR	1,500,000	Term Loan, 2.676%, maturing January 29, 2016			1,557,614
					11,321,416
Textiles & Leather: 0.3%
		Phillips-Van Heusen Corporation	Ba2	BBB
	$1,200,000	Term Loan, 4.750%, maturing May 06, 2016			1,202,156
EUR	750,000	Term Loan, 5.000%, maturing May 06, 2016			924,243
					2,126,399
Utilities: 6.6%
		Boston Generating, LLC	Caa2	CCC+
	$13,248	Term Loan, 2.540%, maturing December 20, 2013			11,312
		Calpine Corporation	B1	B+
9,481,507		Term Loan, 3.165%, maturing March 29, 2014			8,937,307

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
			Coleto Creek WLE, L.P.	B1	B+
$1,291,667			Revolver, 1.188%, maturing June 30, 2011			$1,068,854
	437,602		Term Loan, 3.040%, maturing June 28, 2013			402,047
	2,285,178		Term Loan, 3.055%, maturing June 28, 2013			2,099,507
			FirstLight Power Resources, Inc. (aka NE Energy, Inc.)	B1	B+
	558,045		Term Loan, 2.813%, maturing November 01, 2013			530,142
	2,019,865		Term Loan, 2.813%, maturing November 01, 2013			1,918,872
			FirstLight Power Resources, Inc. (aka NE Energy, Inc.)	B3	CCC+
	610,514		Term Loan, 4.813%, maturing May 01, 2014			557,094
			Great Point Power, LLC	Ba1	BB+
	1,000,000	(5)	Term Loan, maturing December 26, 2016			1,015,000
			Infrastrux Group, Inc.	B3	B
	3,980,864		Term Loan, 8.000%, maturing November 05, 2012			3,963,448
			MACH Gen, LLC	Ba3	BB-
	444,571		Term Loan, 2.540%, maturing February 22, 2013			413,729
			NRG Energy, Inc.	Baa3	BB+
	2,257,422		Term Loan, 2.021%, maturing February 01, 2013			2,176,617
	7,557,512		Term Loan, 2.040%, maturing February 01, 2013			7,286,990
			Texas Competitive Electric Holdings Company, LLC	B1	B+
	7,967,481		Term Loan, 3.797%, maturing October 10, 2014			6,102,239
	2,938,452		Term Loan, 3.797%, maturing October 10, 2014			2,270,480
	6,388,077		Term Loan, 3.797%, maturing October 10, 2014			4,912,546
	5,850,000		Term Loan, 3.969%, maturing October 10, 2014			4,520,172
			TPF Generation Holdings, LLC	Ba3	BB
	1,431,519		Term Loan, 2.290%, maturing December 13, 2013			1,361,435
	1,944,023		Term Loan, 2.290%, maturing December 15, 2013			1,848,847
			TPF Generation Holdings, LLC	B3	B+
	1,500,000		Term Loan, 4.540%, maturing December 15, 2014			1,365,000
			Viridian Group, PLC	NR	NR
EUR	1,072,386		Term Loan, 4.923%, maturing October 24, 2012			1,094,132

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
GBP	1,080,000	Term Loan, 5.065%, maturing
		October 24, 2012			$1,293,541
					55,149,311
		Total Senior Loans (Cost $1,180,346,365)			1,099,290,929
Other Corporate Debt: 0.6%
Diversified / Conglomerate Manufacturing: 0.6%
		Flextronics International, Ltd.	Ba1	BB+
$2,671,105		Unsecured Term Loan, 2.542%, maturing
		October 01, 2014			2,494,812
2,188,733		Unsecured Term Loan, 2.553%, maturing October 01, 2014			2,044,277
					4,539,089
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	CCC-
297,646		Subordinated Loan, 2.500%, maturing August 07, 2013			98,719
					98,719
Radio and TV Broadcasting: 0.0%
		Regent Broadcasting, LLC	NR	NR
384,086		Subordinated Loan, 12.000%, maturing October 27, 2014			345,677
					345,677
		Total Other Corporate Debt (Cost $5,365,955)			4,983,485

Equities and Other Assets: 2.0%

	Description	Market Value USD
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	—
(@) , (R)	Ascend Media (Residual Interest)	—
(R)	Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Decision One Corporation (1,545,989 Common Shares)	—
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@) , (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@) , (R)	Gainey Corporation (Residual Interest)	—
(@)	Global Garden (14,911 Class A1 Shares)	—
(@)	Global Garden (138,579 Class A3 Shares)	—

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)			$—
(2), (@) , (R)	ION Media Networks, Inc. (7,182 Common Shares)			1,571,063
(2), (@) , (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)			25
(2), (@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)			—
(@) , (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)			—
(@)	LyondellBasell Industries NV (312,313 Class A Shares)			5,549,802
(@)	LyondellBasell Industries NV (286,245 Class B Shares)			5,066,537
(@)	Mega Brands Inc. (195,762 Common Shares)			88,529
(@)	Northeast Biofuels (Residual Interest)			—
(2), (@) , (R)	RDA Holding Co. (16,497 Common Shares)			470,165
(@)	Regent Broadcasting, LLC (314,505 Common Shares)			842,874
(@)	Regent Broadcasting, LLC (314,505 Preferred Shares)			—
(R)	Safelite Realty Corporation (57,804 Common Shares)			305,205
(2), (@) , (R)	Supermedia, Inc. (39,592 Common Shares)			981,997
(1), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)			—
(2), (@) , (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)			—
(2), (@) , (R)	US Shipping Partners, L.P. (19,404 Common Shares)			—
(2), (@) , (R)	US Shipping Partners, L.P. (275,292 Contingency Rights)			—
	Xerium Technologies, Inc. (104,244 Common Shares)			1,635,588
	Total for Equities and Other Assets (Cost $18,417,684)			16,511,785

	Total Investments (Cost $1,204,130,004)**		133.7%	$1,120,786,199
	Other Assets and Liabilities — Net		(33.7)	(282,594,962)
	Net Assets		100.0%	$838,191,237

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
(X)	Loan is being fair valued in accordance with procedures established in good faith by the Board of Trustees.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,205,343,201.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$6,907,015
	Gross Unrealized Depreciation	(91,464,017)
	Net Unrealized Depreciation	$(84,557,002)

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31//10
Asset Table
Investments, at value
Senior Loans	$—	$1,085,514,929	$13,776,000	$1,099,290,929
Other Corporate Debt	—	4,983,485	—	4,983,485
Equities and Other Assets	13,792,618	—	2,719,167	16,511,785
Total Investments, at value	$13,792,618	$1,090,498,414	$16,495,167	$1,120,786,199
Other Financial Instruments+
Forward foreign currency contracts	—	2,955,556	—	2,955,556
Total Assets	$13,792,618	$1,093,453,970	$16,495,167	$1,123,741,755
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(372,446)	$—	$(372,446)
Unfunded Commitments	—	(1,317,517)	—	(1,317,517)
Total Liabilities	$—	$(1,689,963)	$—	$(1,689,963)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the period ended May 31, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$13,776,000	$—	$—	$—	$—	$—
Equities and Other Assets	5,029,484	842,874	993	—	993	—
Total	$18,805,484	$842,874	$993	$—	$993	$—

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 5/31/10
Senior Loans	$—	$—	$13,776,000
Equities and Other Assets	—	(3,155,177)	2,719,167
Total	$—	$(3,155,177)	$16,495,167

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2010 (Unaudited) (continued)

As of May 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

At May 31, 2010 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australian Dollar AUD 21,377,000	Sell	08/31/10	$17,544,959	$17,837,411	$(292,452)
British Pound Sterling GBP 10,599,000	Sell	06/30/10	15,335,617	15,398,481	(62,864)
British Pound Sterling GBP 6,345,000	Sell	07/30/10	9,637,250	9,219,004	418,246
Euro EUR 47,973,500	Sell	07/09/10	61,083,733	58,997,257	2,086,476
Euro EUR 1,810,500	Sell	07/30/10	2,485,624	2,227,121	258,503
Euro EUR 4,000,000	Sell	08/31/10	4,964,560	4,922,362	42,198
Sweden Kronor SEK 19,124,200	Sell	07/09/10	2,595,730	2,445,597	150,133
Sweden Kronor SEK 9,081,800	Sell	08/31/10	1,144,746	1,161,876	(17,130)
			$114,792,219	$112,209,109	$2,583,110

See Accompanying Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2010